Advances for Vessels under Construction And Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Advances For Vessels Under Construction And Acquisitions [Abstract]
Advances For Vessels Under Construction And Acquisitions Under Contract Agreement
			December 31, 2013
Vessel Name	Year of Expected Delivery	Contract Amount	Contract Payments	Capitalized Costs	Total

Zijishan B003	2014	$3,950	1,580	5	$ 1,585
	Total	$3,950	1,580	5	$ 1,585

Schedule of Advances for Vessels under Construction and Acquisitions
	Year Ended December 31
	2012	2013
Balance at beginning of year	$ 11,553	$ -
Advances for vessels under construction and related costs	2,302	1,585
Vessel delivered	(13,855)	-
Balance at end of year	$ -	$ 1,585

Vessels Delivered
Shipyard	Vessel Hull DN	Vessel Name	DWT	Date of Delivery	Contract Construction Price	Engineering Costs	Other Construction Cost
Quingdao	QHS -228	SYMI	6,256	04/11/2012	$ 10,600	$ 1,600	$1,655